Trade and Other Receivables - Summary of Changes in Summary of Changes in Provision for Impairment (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial assets [line items]
Acquisition and disposition of businesses	₩ (5,564)	₩ 8,587	₩ 5,128
Trade receivables [member]
Disclosure of financial assets [line items]
Beginning balance	343,738	349,725
Provision	69,972	64,522
Write-off/transfer	(69,246)	(69,430)
Acquisition and disposition of businesses	(310)	(43)
Others	(12,864)	(1,036)
Ending balance	331,290	343,738	349,725
Other receivables [member]
Disclosure of financial assets [line items]
Beginning balance	218,543	201,387
Provision	114,501	65,941
Reversal	(14,941)	(850)
Write-off/transfer	(129,108)	(49,904)
Acquisition and disposition of businesses	(17)
Others	(5,342)	1,969
Ending balance	₩ 183,636	₩ 218,543	₩ 201,387